Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 30, 2024	Aug. 25, 2023	Aug. 26, 2022	Aug. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Adams	Summary Compensation Table Total for Shah	Compensation Actually Paid to Adams (1)(2)	Compensation Actually Paid to Shah (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands)	Company Selected Measure: Non-GAAP Operating Income (in thousands) (5)(6)
							Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)
2024	$5,998,416	$—	$1,709,660	$—	$3,326,212	$1,748,401	$164	$186	$(49,933)	$120,257
2023	$3,214,342	$—	$4,918,909	$—	$2,234,537	$2,732,723	$205	$145	$(185,694)	$179,794
2022	$6,664,870	$—	$5,198,254	$—	$1,878,963	$1,260,114	$146	$128	$68,592	$177,461
2021 (7)	$14,810,329	$47,437	$29,451,132	$5,856,579	$2,948,891	$3,702,862	$192	$144	$22,506	$83,484

Company Selected Measure Name	Non-GAAP operating income
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2024	Mark Adams	Nate Olmstead, Pete Manca, Jack Pacheco, Anne Kuykendall, Ken Rizvi, and David Laurello
2023	Mark Adams	Ken Rizvi, David Laurello, Jack Pacheco, Joseph Clark, and Thierry Pellegrino
2022	Mark Adams	Ken Rizvi, Jack Pacheco, Claude Demby, and Thierry Pellegrino
2021	Mark Adams, Ajay Shah	Ken Rizvi, Jack Pacheco, Claude Demby, Thierry Pellegrino, and Anne Kuykendall

Peer Group Issuers, Footnote	(4) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Electronic Components Index (the “Peer Group”).
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022	2023	2024
Adjustments	Adams	Shah	Adams	Adams	Adams
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(12,751,338)	$—	$(4,995,747)	$(2,284,931)	$(5,131,454)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	27,392,141	—	4,140,801	3,369,794	3,644,066
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	196,325	328,219
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	3,916,398	(2,814,656)	3,789,781	(1,209,681)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	1,892,744	2,202,986	(3,366,402)	(1,919,906)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—
TOTAL ADJUSTMENTS	$14,640,803	$5,809,142	$(1,466,616)	$1,704,567	$(4,288,756)

Non-PEO NEO Average Total Compensation Amount	$ 3,326,212	$ 2,234,537	$ 1,878,963	$ 2,948,891
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,748,401	2,732,723	1,260,114	3,702,862
Adjustment to Non-PEO NEO Compensation Footnote

	2021	2022	2023	2024
Adjustments	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,275,835)	$(936,673)	$(1,307,151)	$(2,325,023)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,528,042	776,376	1,622,677	1,770,750
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	81,831	44,277
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	317,778	(479,258)	249,068	(195,456)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	183,986	20,706	(72,809)	(135,265)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(75,430)	(737,094)
TOTAL ADJUSTMENTS	$753,971	$(618,849)	$498,186	$(1,577,811)

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income
(loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, 2023, and 2024. Non-GAAP operating income is presented on a continuing operations basis and excludes the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.
*TSR amounts reported in the graph assume an initial fixed investment of $100.
**For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income
(loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, 2023, and 2024. Non-GAAP operating income is presented on a continuing operations basis and excludes the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.
*For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income
(loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, 2023, and 2024. Non-GAAP operating income is presented on a continuing operations basis and excludes the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.
*For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income
(loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, 2023, and 2024. Non-GAAP operating income is presented on a continuing operations basis and excludes the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.
*TSR amounts reported in the graph assume an initial fixed investment of $100.
**For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Tabular List, Table	Net sales; •Non-GAAP operating income; and •Relative TSR.
Total Shareholder Return Amount	$ 164	205	146	192
Peer Group Total Shareholder Return Amount	186	145	128	144
Net Income (Loss)	$ (49,933,000)	$ (185,694,000)	$ 68,592,000	$ 22,506,000
Company Selected Measure Amount	120,257,000	179,794,000	177,461,000	83,484,000
Additional 402(v) Disclosure	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU and RSA awards, the closing price per share on the applicable fiscal year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), (ii) for PSU awards (excluding any market-based awards), the same valuation methodology as RSU and RSA awards above except that the fiscal year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date, (iii) for market-based PSU and PSA awards, the fair value calculated by a Monte Carlo simulation model as of the applicable fiscal year-end date(s), and (iv) for share options, a Black-Scholes value as of the applicable fiscal year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date as the current market price and with an expected life set based on the moneyness factor of the award – if the moneyness factor is below 0.4, the remaining contractual term is used, if the moneyness factor is between 0.4 and 0.7, the midway point between the remaining contractual term and the remaining expected term is used, and if the moneyness term is above 0.7, the remaining expected term is used, and in all cases based on volatility and risk free rates determined a of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended August 30, 2024 and prior fiscal years.Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on August 31, 2020 in our ordinary shares. Historic stock price performance is not necessarily indicative of future stock performance.Non-GAAP operating income is presented on a continuing operations basis and excludes the operations of SMART Brazil.In fiscal 2021, the Company underwent a transition to an almost entirely new management team, including the appointments of PEO Mr. Adams and non-PEO NEOs Mr. Rizvi, Mr. Demby, Mr. Pellegrino, and Ms. Kuykendall. These NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Net sales
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Non-GAAP Measure Description
(6)    We have selected non-GAAP operating income as the Company Selected Measure because it is a core driver of our performance and shareholder value creation and, accordingly, was utilized in the Company’s short-term cash incentive program. Non-GAAP operating income is defined as GAAP operating income (loss) excluding share-based compensation expense, amortization of acquisition-related intangible assets (consisting of amortization of developed technology, customer relationships, trademarks/trade names and backlog acquired in connection with business combinations), acquisition-related inventory adjustments, acquisition-related expenses, restructure charges and integration expenses, impairment of goodwill, changes in the fair value of contingent consideration, and other infrequent or unusual items.

Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Mark Adams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,998,416	$ 3,214,342	$ 6,664,870	$ 14,810,329
PEO Actually Paid Compensation Amount	$ 1,709,660	$ 4,918,909	$ 5,198,254	29,451,132
PEO Name	Mark Adams	Mark Adams	Mark Adams
Ajay Shah [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	47,437
PEO Actually Paid Compensation Amount	0	0	$ 0	5,856,579
PEO Name			Ajay Shah
PEO | Mark Adams [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,288,756)	1,704,567	$ (1,466,616)	14,640,803
PEO | Mark Adams [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,644,066	3,369,794	4,140,801	27,392,141
PEO | Mark Adams [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,209,681)	3,789,781	(2,814,656)	0
PEO | Mark Adams [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,219	196,325	0	0
PEO | Mark Adams [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,919,906)	(3,366,402)	2,202,986	0
PEO | Mark Adams [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mark Adams [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,131,454)	(2,284,931)	(4,995,747)	(12,751,338)
PEO | Ajay Shah [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,809,142
PEO | Ajay Shah [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ajay Shah [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,916,398
PEO | Ajay Shah [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ajay Shah [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,892,744
PEO | Ajay Shah [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ajay Shah [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,577,811)	498,186	(618,849)	753,971
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,770,750	1,622,677	776,376	2,528,042
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,456)	249,068	(479,258)	317,778
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,277	81,831	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,265)	(72,809)	20,706	183,986
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,325,023)	(1,307,151)	(936,673)	(2,275,835)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (737,094)	$ (75,430)	$ 0	$ 0